Results from discontinued operations (Tables)	12 Months Ended
Jun. 30, 2023
Results from discontinued operations
Schedule of discontinued operations
	06.30.2023	06.30.2022	06.30.2021
Revenues	-	-	133,783
Costs	-	-	(108,552)
Gross profit	-	-	25,231
Net loss from fair value adjustment of investment properties	-	-	(98)
General and administrative expenses	-	-	(15,399)
Selling expenses	-	-	(14,669)
Other operating results, net	-	-	5,006
Profit from operations	-	-	71
Share of profit of associates and joint ventures	-	-	2,542
Profit before financial results and income tax	-	-	2,613
Finance income	-	-	1,858
Finance cost	-	-	(24,395)
Other financial results	-	-	1,613
Financial results, net	-	-	(20,924)
Loss before income tax	-	-	(18,311)
Income tax	-	-	978
Loss from operations that are discontinued	-	-	(17,333)
Loss for loss of control	-	-	(14,212)
Loss from discontinued operations	-	-	(31,545)

Loss for the year from discontinued operations attributable to:
Equity holders of the parent	-	-	(24,923)
Non-controlling interest	-	-	(6,622)
Loss per share from discontinued operations attributable to equity holders of the parent:
Basic	-	-	(45.31)
Diluted	-	-	(45.31)